OTHER FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other financial income (expenses), net [Abstract]
Schedule of other financial income (expenses), net

	Year ended December 31,
	2022	2021	2020

Interest expense	(46,737)	(26,997)	(46,644)

Finance expense	(46,737)	(26,997)	(46,644)

Interest income	75,145	62,912	49,421

Finance income	75,145	62,912	49,421

Net foreign exchange gain (loss) (1)	(163,740)	(36,761)	3,379
Change in fair value of financial assets	78,309	75,801	6,104
Derivative contract results	(2,132)	1,485	11,933
Others	(10,978)	16,022	(1,862)

Other financial income (expenses), net	(98,541)	56,547	19,554
(1) Mainly related to the devaluation of the Argentine peso.